Supplemental disclosure on the consolidated statements of cash flows	12 Months Ended
Dec. 31, 2015
Supplemental Cash Flow Information
Supplemental Disclosure on the Consolidated Statements of Cash Flows

Note 43 – Supplemental disclosure on the consolidated statements of cash flows

Additional disclosures on cash flow information and non-cash activities for the years ended December 31, 2015, 2014 and 2013 are listed in the following table:

(In thousands)	2015	2014	2013

Income taxes paid	$7,152	$54,520	$51,047
Interest paid	193,503	696,631	318,342
Non-cash activities:
Loans transferred to other real estate	$136,368	$154,358	$228,009
Loans transferred to other property	36,106	38,958	33,997
Total loans transferred to foreclosed assets	172,474	193,316	262,006
Transfers from loans held-in-portfolio to loans held-for-sale	65,063	2,161,669	448,143
Transfers from loans held-for-sale to loans held-in-portfolio	17,065	41,293	27,016
Transfers from trading securities to available-for-sale securities	63,645	-	-
Loans securitized into investment securities[1]	1,088,121	899,604	1,391,594
Trades receivables from brokers and counterparties	78,759	66,949	71,680
Trades payable to brokers and counterparties	6,150	2,000	3,576
Recognition of mortgage servicing rights on securitizations or asset transfers	13,460	12,583	19,262
Loans sold to a joint venture in exchange for an acquisition
loan and an equity interest in the joint venture	-	-	194,514
[1]	Includes loans securitized into trading securities and subsequently sold before year end.

As previously disclosed in Note 5, Business Combination, on February 27, 2015, the Corporation’s Puerto Rico banking subsidiary, BPPR, in an alliance with co-bidders, including the Corporation’s U.S. mainland banking subsidiary, BPNA, acquired certain assets and all deposits (other than certain brokered deposits) of Doral Bank from the FDIC as receiver. As part of this transaction, BPPR received net cash proceeds of approximately $ 731 million for consideration of the assets and liabilities acquired.

During the year ended December 31, 2014 BPNA completed the sale of its Illinois, Central Florida and California regional operations. As part of these transactions, BPNA made a net cash disbursement of $206.0 million for consideration of the assets and liabilities sold, as follows:

(In thousands)	December 31, 2014
Loans held-for-sale	$1,739,101
Premises and equipment, net	16,223
Other assets	16,853
Deposits	(2,009,816)
Other liabilities	(6,611)
Net liabilities sold	$(244,250)